INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE	The provision for income tax expense consisted of the following:
Years ended December 31,
	2022	2023	2024

Current income tax	-	-	-
Deferred income tax	-	-	-

Income tax expense	-	-	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Years ended December 31,
	2022	2023	2024

Income (loss) before income taxes	814,727	237,499	(1,666,195)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	138,503	40,375	(283,253)
Income not subject to taxes	(3,579)	(770)	-
Expenses not subject to tax deduction	172,774	291,606	286,263
Temporary difference not subject to taxes	(2,262)	(104,990)	(35,778)
Utilization of deferred tax assets not previously recognized	(168,314)	(202,934)	(255,128)
Utilization of tax losses previously not recognized	(137,122)	(23,287)	287,896
Income tax expense	-	-	-